Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

Note 7 – Inventories

Inventories consist of the following:

	As of December 31,
	2017	2016
Mobile handsets and others	1,631	1,321
Fixed telephones and equipment	18	11
Inventories for construction projects	252	-

Subtotal	1,901	1,332
Allowance for obsolescence of inventories	(47)	(54)

	1,854	1,278

Movements in the allowance for obsolescence of inventories are as follows:

	Years ended December 31,
	2017	2016
At the beginning of the year	(54)	(86)
Additions – Fees for services, maintenance and materials	(17)	(45)
Uses	24	77

At the end of the year	(47)	(54)

Sale and cost of equipment and handsets by business segment is as follows:

	Years ended December 31,
	2017	2016	2015
Equipment sales Fixed Services	663	91	61
Cost of equipment Fixed Services	(524)	(136)	(82)

Total equipment gain (loss) – Fixed Services	139	(45)	(21)

Equipment and handsets sales Mobile Services - Personal	7,446	7,535	5,796
Cost of equipment and handsets Mobile Services - Personal (net of SAC capitalizations)	(6,035)	(5,749)	(4,328)

Total equipment gain – Mobile Services – Personal	1,411	1,786	1,468

Equipment and handsets sales Mobile Services - Núcleo	106	260	159
Cost of equipment and handsets – Mobile Services Núcleo (net of SAC capitalizations)	(125)	(303)	(185)

Total equipment loss – Mobile Services – Núcleo	(19)	(43)	(26)

Total equipment and handsets sale	8,215	7,886	6,016
Total cost of equipment and handsets (net of SAC capitalizations)	(6,684)	(6,188)	(4,595)

Total income for sale of equipment and handsets	1,531	1,698	1,421

Cost of equipment and handsets is as follows:

	Years ended December 31,
	2017	2016	2015
Inventories at the beginning of the year	(1,332)	(2,279)	(794)
Plus:
Equipment acquisitions	(7,416)	(5,491)	(6,233)
SAC deferred costs (Note 3.j)	80	130	93
Decreases net of allowance of obsolescence	20	49	25
Handsets lent to customers at no cost	56	54	32
Decreases not charged to cost of equipment	7	17	3
Less:
Inventories at the end of the year	1,901	1,332	2,279

Cost of equipment and handsets	(6,684)	(6,188)	(4,595)